Restatement of unaudited condensed consolidated financial statements - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill		$ 1,465,902	[1]	$ 1,418,707
Property, plant and equipment		556,869	[1]	476,039
Other non-current assets		27,581	[1]	9,733
Deferred tax asset		37,058	[1]	42,336
Other investments		2,285	[1]	2,414
Total non-current assets		2,159,207	[1]	2,019,452
Other current assets - related parties		2,904	[1]	9,576
Current assets
Cash and cash equivalents	[2]	668,911	[1]	768,264	$ 1,057,412	$ 973,877
Trade receivables		146,334	[1]	126,716
Trade receivables - related parties		38,242	[1]	61,026
Accrued income - related parties		34,135	[1]	152,605
Inventories		714,029	[1]	927,686
Current tax assets		14,261	[1]	12,657
Other current assets		226,706	[1]	214,228
Total current assets		1,845,522	[1]	2,272,758
Total assets		4,004,729	[1]	4,292,210
Equity
Share capital		(21,169)	[1]	(21,168)
Other contributed capital		(3,621,961)	[1]	(3,615,187)
Foreign currency translation reserve		49,446	[1]	25,639
Accumulated deficit		5,405,585	[1]	4,861,707
Total equity		1,811,901	[1]	1,250,991	456,318	(89,931)
Non-current liabilities
Non-current contract liabilities		(59,651)	[1]	(63,153)
Deferred tax liabilities		(3,530)	[1]	(3,335)
Other non-current provisions		(97,798)	[1]	(103,608)
Other non-current liabilities		(51,896)	[1]	(127,423)
Other Non current Financial Liabilities To Credit Institutions		(936,217)	[1]	0
Earn-out liability		(15,764)	[1]	(155,402)
Other non-current interest-bearing liabilities		(43,248)	[1]	(54,439)
Other non-current interest-bearing liabilities - related parties		(1,400,095)	[1]	(1,413,257)
Total non-current liabilities		(2,608,199)	[1]	(1,920,617)
Current liabilities
Trade payables		(80,967)	[1]	(92,441)
Trade payables - related parties		(404,233)	[1]	(275,704)
Accrued expenses - related parties		(198,970)	[1]	(446,038)
Advance payments from customers		(18,694)	[1]	(16,415)
Current provisions		(85,493)	[1]	(88,745)
Liabilities to credit institutions		(1,539,331)	[1]	(2,026,665)
Current tax liabilities		(6,152)	[1]	(11,363)
Interest-bearing current liabilities		(16,857)	[1]	(19,547)
Interest-bearing current liabilities - related parties		(89,970)	[1]	(73,814)
Current contract liabilities		(51,093)	[1]	(74,879)
Class C Shares liability		(3,500)	[1]	(6,000)
Other current liabilities		(691,044)	[1]	(489,747)
Other current liabilities - related parties		(22,127)	[1]	(1,226)
Total current liabilities		(3,208,431)	[1]	(3,622,584)
Total liabilities		(5,816,630)	[1]	(5,543,201)
Total equity and liabilities		(4,004,729)	[1]	(4,292,210)
Vehicles under operating leases		69,512	[1]	70,223
As originally filed on September 30, 2024
Non-current assets
Intangible assets and goodwill		1,458,199
Property, plant and equipment		547,098
Other non-current assets		27,581
Deferred tax asset		31,759
Other investments		2,285
Total non-current assets		2,136,100
Other current assets - related parties		2,904
Current assets
Cash and cash equivalents		668,911		768,927	1,057,412	973,877
Trade receivables		145,823
Trade receivables - related parties		38,242
Accrued income - related parties		34,135
Inventories		726,017
Current tax assets		14,261
Other current assets		210,248
Total current assets		1,840,541
Total assets		3,976,641
Equity
Share capital		(21,169)
Other contributed capital		(3,621,261)
Foreign currency translation reserve		49,833
Accumulated deficit		5,412,129
Total equity		1,819,532
Non-current liabilities
Non-current contract liabilities		(62,097)
Deferred tax liabilities		(3,530)
Other non-current provisions		(97,772)
Other non-current liabilities		(48,119)
Other Non current Financial Liabilities To Credit Institutions		(947,289)
Earn-out liability		(15,764)
Other non-current interest-bearing liabilities		(43,248)
Other non-current interest-bearing liabilities - related parties		(1,384,056)
Total non-current liabilities		(2,601,875)
Current liabilities
Trade payables		(80,967)
Trade payables - related parties		(401,416)
Accrued expenses - related parties		(208,296)
Advance payments from customers		(18,694)
Current provisions		(87,097)
Liabilities to credit institutions		(1,536,819)
Current tax liabilities		(7,149)
Interest-bearing current liabilities		(16,857)
Interest-bearing current liabilities - related parties		(102,264)
Current contract liabilities		(109,975)
Class C Shares liability		(3,500)
Other current liabilities		(599,887)
Other current liabilities - related parties		(21,377)
Total current liabilities		(3,194,298)
Total liabilities		(5,796,173)
Total equity and liabilities		(3,976,641)
Vehicles under operating leases		69,178
Restatement in withdrawn financial statements
Non-current assets
Intangible assets and goodwill		7,703
Property, plant and equipment		9,771
Other non-current assets		0
Deferred tax asset		5,299
Other investments		0
Total non-current assets		23,107
Other current assets - related parties		0
Current assets
Cash and cash equivalents		0		$ (663)	$ 0	$ 0
Trade receivables		511
Trade receivables - related parties		0
Accrued income - related parties		0
Inventories		(11,988)
Current tax assets		0
Other current assets		16,458
Total current assets		4,981
Total assets		28,088
Equity
Share capital		0
Other contributed capital		(700)
Foreign currency translation reserve		(387)
Accumulated deficit		(6,544)
Total equity		(7,631)
Non-current liabilities
Non-current contract liabilities		2,446
Deferred tax liabilities		0
Other non-current provisions		(26)
Other non-current liabilities		(3,777)
Other Non current Financial Liabilities To Credit Institutions		11,072
Earn-out liability		0
Other non-current interest-bearing liabilities		0
Other non-current interest-bearing liabilities - related parties		(16,039)
Total non-current liabilities		(6,324)
Current liabilities
Trade payables		0
Trade payables - related parties		(2,817)
Accrued expenses - related parties		9,326
Advance payments from customers		0
Current provisions		1,604
Liabilities to credit institutions		(2,512)
Current tax liabilities		997
Interest-bearing current liabilities		0
Interest-bearing current liabilities - related parties		12,294
Current contract liabilities		58,882
Class C Shares liability		0
Other current liabilities		(91,157)
Other current liabilities - related parties		(750)
Total current liabilities		(14,133)
Total liabilities		(20,457)
Total equity and liabilities		(28,088)
Vehicles under operating leases		$ 334

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.